S-K 1603(a) SPAC Sponsor	Jan. 26, 2026 USD ($) $ / shares
Spac Sponsor Line Items
SPAC Sponsor Name	ClearThink 1 Sponsor Manager LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under its operating agreement and applicable law, our sponsor’s business is focused on investing in our company. The sole managing member of the sponsor is ClearThink 1 Sponsor Manager LLC, the managers of which are William Brock, our Chief Executive Officer, and Ari Brown, a Managing Director at ClearThink Capital LLC, a transactional and strategic advisory firm specializing in, among other things, structuring and executing SPAC and SPAC-related transactions (“ClearThink Capital”). The beneficial owner of ClearThink 1 Sponsor Manager LLC is ClearThink Capital. As the sole managers of ClearThink 1 Sponsor Manager LLC, Mr. Brock and Mr. Brown control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. The membership interests of ClearThink Capital are 100% owned by Robert Steven Brown. The sponsor has several non-management owners who collectively own an aggregate of 11.2% of the sponsor, including Julien Machot, one of our directors who owns 1% of the sponsor.
Material Roles and Responsibilities [Text Block]

William Brock, our Chief Executive Officer, President and a director, has served since 2009 as the founder and Chief Executive Officer of Iron Rock, LLC, a diversified financial services company that focuses on merchant banking, commodities and financial instruments. Iron Rock has raised hundreds of millions of dollars for selected hedge funds, private equity funds and selected companies in multiple business sectors. His career in financial services began in September 1977 with investment banking at Merrill Lynch and subsequently led to executive positions at First Boston and Goldman Sachs in May 1986 and May 1999, respectively. At both First Boston and Goldman Sachs, Mr. Brock was a senior member of the Short-Term Finance department, where he was responsible for the firms’ major clients and was instrumental in opening and developing the Yankee debt markets for Asian sovereigns and industrial and financial companies, raising billions of dollars. In addition, at Goldman Sachs, Mr. Brock held senior positions in the short term and fixed income capital markets departments, from 1991 to 1996. He served, between 1996 and 1999,as the global head of the medium-term note product area at Goldman Sachs, building it into the number one position in the industry both in the United States and European markets. While holding these positions, Mr. Brock had extensive interaction with Fortune 500 companies and major corporate and sovereign entities in Europe and Asia. In addition, he served as the head of the fixed income derivative desk for structured notes at Salomon Brothers, from September 1996 to May 1999. From 1999 to 2003, Mr. Brock was the president of an internet company focused on the merger and acquisitions business, and in 1994 he founded a leverage buyout firm which successfully invested in a portfolio of industrial companies, through 1996. Mr. Brock is a cum laude graduate of Harvard College (BA) and a graduate of The Harvard Business School with a master’s degree in business administration (MBA). Mr. Brock holds Series 7 and 63 licenses.

Thomas Zipser, our Chief Financial Officer, Treasurer, Secretary and a director, is the founder and a Managing Director at Deer Pond Capital, a middle market investment bank, since April 2025. Mr. Zipser is also the founder and has been a Managing Partner of Deer Pond Partners, a direct investment firm focused on acquiring majority positions in private companies and minority positions in public companies, since July 2024. Deer Pond Partners’ most recent investment was in the first two rounds of QXO (NYSE: QXO). Before founding Deer Pond Capital and Deer Pond Partners, Mr. Zipser was with the New York investment bank of Esposito Securities, from October 2014 to February 2015, first as a Vice President and then as Head of the New York office. From May 2006 to August 2014, Mr. Zipser worked at G.C. Andersen Partners, a New York based merchant bank, advising companies and making principal investments for the firm. He has gained diverse transaction experience advising private equity groups and corporate clients across a wide range of industries, including energy, food and beverage, business services, consumer products, education, financials, healthcare and diversified industrials. His career also includes roles at Ferris Baker Watts (now Royal Bank of Canada), from September 20024 to May 2005 and September 2005 to May 2006, Banco Santander from May 2005 to August 2005, and Bear Stearns & Co (now J.P. Morgan Chase & Co.) from May 2004 to August 2004. Mr. Zipser also served as a board member for Safer Technology and Eco Concepts from July 2015 to September 2023, and CFO of Brimstone Consulting, now ZRG Partners Consulting, from October 2021 to June 2024. He is also, since September 2022, a board member and CFO of Connective Health Strategies, a revenue cycle management company, and a board member of Truviax, LLC, a software company, since April 2025. Mr. Zipser received a B.A. in Political Science from the Johns Hopkins University. Mr. Zipser holds Series 7, 63 and 79 licenses.

Darwin Hunt, a director since inception, has served as a Managing Partner of Wade Capital, a family office, since November 2019, where he serves as the principals’ closest strategic partner guiding portfolio companies, shaping new ventures, and driving execution across the family office. Over the last five years, Mr. Hunt has played a central role in building the operational backbone of Wade Capital’s diverse investment ecosystem. In the years following the 2008 financial crisis, he led the acquisition and sale of over $100 million of distressed mortgages. For over a decade, Mr. Hunt has invested in private technology companies in various stages of growth, and serves as an advisor to founders navigating scale and complexity across multiple industries. He has a B.A. in Economics from Middlebury College, where he was a member of the men’s ice hockey team and a three-time NCAA National Champion.

Yosef Milgrom, a director since inception, has served as a Managing Partner and Portfolio Manager at Montauk Court Partners, a transactional and strategic advisory firm, since February 2024. Montauk Court evaluates investment opportunities in a wide variety of asset classes and geographies including public companies, private companies, development stage companies, and other ventures. Under the guidance of Mr. Milgrom, Montauk Court facilitates, originates and structures investments and exits from investments. Mr. Milgrom is also President of Chi Squared Capital Inc., an investment firm, since June 2012. From March 2008 through February 2024, Mr. Milgrom served as a Managing Director at LH Financial, a firm focused on evaluating small and mid-cap investments for a family office. Mr. Milgrom began his career at HillMark Capital in December 2005, where he focused on corporate credit and Collateralized Loan Obligations, through December 2007. He serves on the board of directors of Hindi’s Libraries, a 501(c)(3) charitable organization, that gifts books to children across the globe. Mr. Milgrom received his Masters in Business Administration, with a focus on Accounting and Finance, from Fordham and a B.A. from Yeshiva University in the Biological Sciences.

Julien Machot, a director since October 22, 2025, has over 20 years of experience in finance and private equity. Since April 2017, he has served as a board member, Managing Partner and a member of the Investment Committee of VERSO Group SARL, with headquarters in Luxembourg, where he is responsible for strategy and investor relations and having deployed over $800 million in assets under management across real estate, private equity and venture capital investments. From February 2014 to June 2017, he was a UHNW Private Banker at EFG Bank (SWX:EFGN). He has successfully completed over 215 investments in his career in industries such as finance, mobility, biotech, and foodtech. Mr. Machot is a member of our sponsor, and he currently lives in Dubai, UAE, where in February 2025 he joined Apolonia Capital, an investment bank under the patronage of His Highness Sheikh Al Juma Al Maktoum, the uncle of the Crown Prince in Dubai, where he is a Managing Partner. He is also a director of Turtle Tree Labs Pty Ltd., a biotech company in Singapore, since January 2021. Mr. Machot received a VC University Certificate of Completion from the University of California and an MSc. International Trade from CESCI University of La Sorbonne Nouvelle in Paris, France.

We believe our management team is well positioned to take advantage of investment opportunities focused on the financial services industry and that our contacts and relationships will allow us to generate an attractive transaction for our shareholders.

Sponsor [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share	$ 0.0001
Working Capital [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.00